Consolidated Statements of Comprehensive Income or Loss (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Net income	$ (21.1)	$ (8.2)	$ 34.6	$ (1.5)	$ 38.3	$ 54.6	$ (8.6)	$ (26.6)	$ 3.8	$ 57.7	$ 21.5
Foreign currency translation:
Net unrealized gain (loss) arising during the period									35.3	(50.0)	(91.1)
Derivative instruments:
Net unrealized gain (loss) arising during the period									0.5	(1.5)	(1.6)
Reclassification of losses included in earnings									3.4	4.6	4.0
Defined benefit plans:
Net unrealized loss arising during the period									(9.2)	(13.8)	(9.7)
Reclassification of actuarial loss into earnings									0.8	0.3
Other comprehensive income (loss)									30.8	(60.4)	(98.4)
Comprehensive income (loss)									$ 34.6	$ (2.7)	$ (76.9)